Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands		Share Capital [Member]	Warrants [Member]	Other Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018		$ 222,335		$ 89,342	$ (309,781)	$ 11	$ 1,907
Balance, shares at Dec. 31, 2018	[1]	16,440,760
Statement Line Items [Line Items]
Net loss					(6,042)		(6,042)
Other comprehensive loss: Foreign currency translation adjustments						83	83
Other comprehensive loss: Actuarial loss on defined benefit plans (note 19)					(1,068)		(1,068)
Comprehensive loss					(7,110)	83	(7,027)
Share issuance from the exercise of warrants, stock options and deferred share units		$ 906		(329)			577
Share issuance from the exercise of warrants, stock options and deferred share units, shares	[1]	228,750
Issuance of common shares and warrants, net of transaction costs (note 18 and 20)		$ 1,287					1,287
Issuance of common shares and warrants, net of transaction costs, shares (note 18 and 20)	[1]	3,325,000
Share-based compensation costs				793			793
Balance at Dec. 31, 2019		$ 224,528		89,806	(316,891)	94	(2,463)
Balance, shares at Dec. 31, 2019	[1]	19,994,510
Statement Line Items [Line Items]
Net loss					(5,118)		(5,118)
Other comprehensive loss: Foreign currency translation adjustments						(1,139)	(1,139)
Other comprehensive loss: Actuarial loss on defined benefit plans (note 19)					(650)		(650)
Comprehensive loss					(5,768)	(1,139)	(6,907)
Reclassification of warrant liability to equity (note 18)			7,377				7,377
Issuance of common shares and warrants, net of transaction costs (note 18 and 20)		$ 10,480	5,025	(362)			15,143
Issuance of common shares and warrants, net of transaction costs, shares (note 18 and 20)	[1]	42,684,103
Share-based compensation costs				61			61
Balance at Dec. 31, 2020		$ 235,008	$ 12,402	$ 89,505	$ (322,659)	$ (1,045)	$ 13,211
Balance, shares at Dec. 31, 2020	[1]	62,678,613

[1]	Issued and paid in full.